Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory
Finished goods	$ 4,646	$ 5,455
Raw materials	2,351	2,491
Inventory provision	(8)	(5)
Total inventory	$ 6,989	$ 7,941